UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07083

Name of Fund: BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
MuniYield Arizona Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 04/30/2011

Item 1 – Schedule of Investments

BlackRock MuniYield Arizona Fund, Inc. (MZA)
Schedule of Investments April 30, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Arizona — 133.2%
County/City/Special District/School District — 54.4%
City of Glendale Arizona, RB (NPFGC),
5.00%, 7/01/25	$ 2,305	$ 2,375,763
City of Tucson Arizona, COP:
(AGC), 5.00%, 7/01/29	1,000	1,008,610
Series A (NPFGC), 5.00%, 7/01/20	1,500	1,569,735
County of Pinal Arizona, COP:
5.00%, 12/01/26	1,250	1,220,850
5.00%, 12/01/29	1,250	1,166,713
Gila County Unified School District
No. 10-Payson Arizona, GO, School
Improvement Project of 2006,
Series A (AMBAC), 5.25%, 7/01/27	500	512,935
Gilbert Public Facilities Municipal
Property Corp. Arizona, RB, 5.50%,
7/01/27	2,000	2,118,540
Gladden Farms Community Facilities
District, GO, 5.50%, 7/15/31	750	629,918
Greater Arizona Development Authority,
RB, Santa Cruz County Jail, Series 2,
5.25%, 8/01/31	1,000	993,750
Maricopa County Community College
District Arizona, GO, Series C, 3.00%,
7/01/22	1,000	950,940
Maricopa County Pollution Control Corp.,
Refunding RB, Southern California
Edison Co., Series A, 5.00%, 6/01/35	3,100	2,994,600
Maricopa County Public Finance Corp.,
RB, Series A (AMBAC), 5.00%,
7/01/24	2,500	2,587,850
Maricopa County Unified School District
No. 11-Peoria Arizona, GO, School
Improvement, 2nd Series (NPFGC),
5.00%, 7/01/25	430	441,524
Maricopa County Unified School District
No. 89-Dysart Arizona, GO, School
Improvement Project of 2006,
Series C, 6.00%, 7/01/28	1,000	1,084,630
Mohave County Unified School District
No. 20 Kingman, GO, School
Improvement Project of 2006,
Series C (AGC), 5.00%, 7/01/26	1,000	1,039,360
Phoenix Civic Improvement Corp., RB,
Subordinate, Civic Plaza Expansion
Project, Series A (NPFGC), 5.00%,
7/01/35	3,325	3,247,261
Queen Creek Improvement District
No. 1, Special Assessment Bonds,
5.00%, 1/01/32	1,000	904,290

	Par
Municipal Bonds	(000)	Value
Arizona (continued)
County/City/Special District/School
District (concluded)
Scottsdale Municipal Property Corp.
Arizona, RB, Water & Sewer
Development Project, Series A, 5.00%,
7/01/24	$ 1,500	$ 1,612,485
State of Arizona, RB, Series A (AGM),
5.00%, 7/01/29	2,000	2,002,660
Vistancia Community Facilities District
Arizona, GO:
6.75%, 7/15/22	1,275	1,308,877
5.75%, 7/15/24	750	777,105
Yuma County Library District, GO
(Syncora), 5.00%, 7/01/26	1,465	1,500,043
		32,048,439
Education — 16.4%
Arizona State University, RB,
Series 2008-C:
6.00%, 7/01/25	970	1,080,910
6.00%, 7/01/26	745	826,279
6.00%, 7/01/27	425	469,430
6.00%, 7/01/28	400	439,488
Glendale IDA, Refunding RB,
Midwestern University, 5.00%,
5/15/35	1,000	896,920
Maricopa County IDA Arizona, RB,
Arizona Charter Schools Project,
Series A, 6.63%, 7/01/20	900	688,383
Pima County IDA, RB, Arizona Charter
Schools Project, Series C:
6.70%, 7/01/21	715	699,177
6.75%, 7/01/31	985	890,263
Pima County IDA, Refunding RB:
Arizona Charter Schools Project,
Series O, 5.00%, 7/01/26	995	778,587
Charter Schools II, Series A, 6.75%,
7/01/21	565	554,570
University of Arizona, COP, Refunding,
University of Arizona Projects, Series A
(AMBAC), 5.13%, 6/01/29	905	909,697
University of Arizona, COP, University of
Arizona Projects, Series B (AMBAC),
5.00%, 6/01/28	1,400	1,404,060
		9,637,764

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AGM	Assured Guaranty Municipal Corp.	IDA	Industrial Development Authority
AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
AMT	Alternative Minimum Tax (subject to)	RB	Revenue Bonds
CAB	Capital Appreciation Bonds	S/F	Single-Family
COP	Certificates of Participation

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	APRIL 30, 2011	1

BlackRock MuniYield Arizona Fund, Inc. (MZA)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Arizona (continued)
Health — 16.9%
Arizona Health Facilities Authority,
Refunding RB, Banner Health,
Series D:
6.00%, 1/01/30	$ 1,500	$ 1,511,925
5.50%, 1/01/38	1,300	1,242,189
Maricopa County IDA Arizona, Refunding
RB:
Catholic Healthcare West, Series A,
5.50%, 7/01/26	1,850	1,841,379
Samaritan Health Services, Series A
(NPFGC), 7.00%, 12/01/16 (a)	1,000	1,194,120
Scottsdale IDA, RB, Scottsdale
Healthcare, Series C (AGC), 5.00%,
9/01/35	2,000	1,902,600
University Medical Center Corp. Arizona,
RB, 6.50%, 7/01/39	500	511,055
Yavapai County IDA Arizona, RB, Yavapai
Regional Medical Center, Series A,
6.00%, 8/01/33	1,800	1,737,720
		9,940,988
Housing — 5.0%
Maricopa County & Phoenix Industrial
Development Authorities, Refunding
RB, AMT (Ginnie Mae), S/F:
Series A-1, 5.75%, 5/01/40	460	464,467
Series A-2, 5.80%, 7/01/40	345	351,417
Maricopa County IDA Arizona, RB,
Series 3-B, AMT (Ginnie Mae), 5.25%,
8/01/38	650	677,181
Phoenix & Pima County IDA, RB,
Series 1A, AMT (Ginnie Mae), 5.65%,
7/01/39	267	283,069
Phoenix & Pima County IDA, Refunding
RB, Series 2007-1, AMT (Ginnie Mae),
5.25%, 8/01/38	569	572,477
Phoenix IDA Arizona, Refunding RB,
Series 2007-2, AMT (Ginnie Mae),
5.50%, 8/01/38	597	597,700
		2,946,311
State — 15.8%
Arizona School Facilities Board, COP:
5.13%, 9/01/21	1,000	1,042,000
5.75%, 9/01/22	2,000	2,144,320
Arizona Sports & Tourism Authority, RB,
Baseball Training Facilities Project,
5.00%, 7/01/16	300	304,728
Arizona State Transportation Board, RB,
Series B, 5.00%, 7/01/30	4,000	4,158,480
Greater Arizona Development Authority,
RB, Series B (NPFGC), 5.00%,
8/01/30	1,700	1,658,809
		9,308,337
Transportation — 6.0%
Phoenix Civic Improvement Corp., RB:
Junior Lien, Series A, 5.00%,
7/01/40	1,000	912,830
Senior Lien, Series A, 5.00%,
7/01/33	1,000	989,360

	Par
Municipal Bonds	(000)	Value
Arizona (concluded)
Transportation (concluded)
Phoenix Civic Improvement Corp., RB
(concluded):
Senior Lien, Series B, AMT (NPFGC),
5.75%, 7/01/17	$ 1,000	$ 1,031,340
Senior Lien, Series B, AMT (NPFGC),
5.25%, 7/01/32	600	576,252
		3,509,782
Utilities — 18.7%
City of Mesa Arizona, RB (NPFGC),
5.00%, 7/01/23	300	331,875
County of Pima Arizona, RB, System
(AGM), 5.00%, 7/01/25	1,000	1,042,900
Gilbert Water Resource Municipal
Property Corp., RB, Subordinate Lien
(NPFGC), 5.00%, 10/01/29	900	913,293
Phoenix Civic Improvement Corp., RB,
Junior Lien (NPFGC), 5.50%, 7/01/20	2,500	2,618,250
Phoenix Civic Improvement Corp.,
Refunding RB, Senior Lien, 5.50%,
7/01/22	2,000	2,252,340
Pima County IDA, RB, Tucson Electric
Power Co., Series A, 5.25%,
10/01/40	1,000	872,140
Pinal County IDA Arizona, RB, San
Manuel Facility Project, AMT, 6.25%,
6/01/26	500	413,220
Salt River Project Agricultural
Improvement & Power District, RB,
Series A, 5.00%, 1/01/24	1,000	1,076,800
Salt River Project Agricultural
Improvement & Power District,
Refunding RB, Salt River Project,
Series A, 5.00%, 1/01/35	1,500	1,507,335
		11,028,153
Total Municipal Bonds in Arizona		78,419,774
Guam — 1.5%
Utilities — 1.5%
Guam Government Waterworks
Authority, Refunding RB, Water,
5.88%, 7/01/35	1,000	909,550
Total Municipal Bonds in Guam		909,550
Puerto Rico — 23.6%
County/City/Special District/School District — 3.2%
Puerto Rico Sales Tax Financing Corp.,
Refunding RB:
CAB, Series A (NPFGC), 5.83%,
8/01/41 (b)	9,530	1,273,208
First Sub-Series C, 6.00%, 8/01/39	600	601,620
		1,874,828
Housing — 2.4%
Puerto Rico Housing Finance Authority,
Refunding RB, Subordinate, Capital
Fund Modernization, 5.50%,
12/01/18	1,250	1,384,737
State — 5.5%
Commonwealth of Puerto Rico, GO,
Series A, 6.00%, 7/01/38	800	783,136

2 BLACKROCK MUNIYIELD ARIZONA FUND, INC.	APRIL 30, 2011

BlackRock MuniYield Arizona Fund, Inc. (MZA)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
State (concluded)
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series M-3 (NPFGC), 6.00%, 7/01/28	$ 900	$ 917,748
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.38%,
8/01/39	1,500	1,554,780
		3,255,664
Transportation — 5.8%
Puerto Rico Highway & Transportation
Authority, Refunding RB:
Series AA (NPFGC), 5.50%,
7/01/18	1,000	1,059,080
Series AA (NPFGC), 5.50%,
7/01/20	500	517,615
Series CC, 5.50%, 7/01/31	790	753,842
Series E (AGM), 5.50%, 7/01/22	1,000	1,067,500
		3,398,037
Utilities — 6.7%
Puerto Rico Aqueduct & Sewer Authority,
RB, Senior Lien, Series A (Radian),
6.00%, 7/01/44	2,180	2,046,191
Puerto Rico Electric Power Authority, RB,
Series WW:
5.38%, 7/01/24	1,000	1,011,180
5.50%, 7/01/38	1,000	917,060
		3,974,431
Total Municipal Bonds in Puerto Rico		13,887,697
U.S. Virgin Islands — 0.8%
Corporate — 0.8%
Virgin Islands Public Finance Authority,
Refunding RB, Senior Secured,
Hovensa Coker Project, AMT, 6.50%,
7/01/21	500	483,335
Total Municipal Bonds in the U.S. Virgin Islands		483,335
Total Municipal Bonds – 159.1%		93,700,356
Municipal Bonds Transferred to Tender
Option Bond Trusts (c)
Arizona — 5.2%
Utilities — 5.2%
Phoenix Civic Improvement Corp., RB,
Junior Lien, Series A, 5.00%, 7/01/34	3,000	3,056,220
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 5.2%		3,056,220
Total Long-Term Investments
(Cost – $97,979,003) – 164.3%		96,756,576
Short-Term Securities	Shares
BIF Arizona Municipal Money
Fund, 0.00% (d)(e)	1,184,484	1,184,484
Total Short-Term Securities
(Cost – $1,184,484) – 2.0%		1,184,484

Value
Total Investments
(Cost – $99,163,487*) – 166.3%	$ 97,941,060
Other Assets Less Liabilities – 2.1%	1,253,832
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (2.5)%	(1,501,342)
Preferred Shares, at Redemption Value – (65.9)%	(38,804,344)
Net Assets Applicable to Common Shares– 100.0%	$ 58,889,206

* The cost and unrealized appreciation (depreciation) of investments as of
April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 97,694,584
Gross unrealized appreciation	$ 1,727,209
Gross unrealized depreciation	(2,980,733)
Net unrealized depreciation	$ (1,253,524)

(a) Security is collateralized by Municipal or US Treasury obligations.
(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(d) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at	Net	Held at
Affiliate	July 31, 2010	Activity	April 30, 2011	Income
BIF Arizona
Municipal
Money Fund	3,274,527	(2,090,043)	1,184,484	--

(e) Represents the current yield as of report date.

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	APRIL 30, 2011	3

BlackRock MuniYield Arizona Fund, Inc. (MZA)
Schedule of Investments (concluded)

•	Financial futures contracts sold as of April 30, 2011 were as follows:
					Notional	Unrealized
	Contracts	Issue	Exchange	Expiration	Value	Depreciation
	35	10-Year U.S. Treasury Bond	Chicago Board of Trade	June 2011	$ 4,147,980	$ (91,942)

•For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2011 in determining the fair valuation of the Fund's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$ 96,756,576	—	$ 96,756,576
Short-Term
Securities	$ 1,184,484	—	—	1,184,484
Total	$ 1,184,484	$96,756,576	—	$ 97,941,060
[1] See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$ (91,942)	---	---	$ (91,942)
[2]Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	APRIL 30, 2011	4

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Arizona Fund, Inc.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock MuniYield Arizona Fund, Inc.

Date: June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: June 24, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: June 24, 2011